Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                     March 10, 2016

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                 Re:      AB Fixed-Income Shares, Inc.
                          - AB Government STIF Portfolio
                           (the "Fund")
                          File Nos. 33-34001 and 811-06068
                          ---------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 42 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Fixed-Income Shares, Inc. We are making this filing for the following purposes:

      (1)   to change the name of the Fund to AB Government Money Market
            Portfolio;

      (2)   to establish new classes of shares of the Fund;

      (3) to reflect proposed changes to the Fund's investment advisory agreement; and

      (4) to revise disclosure to reflect changes resulting from recent money market reforms.

      Disclosure other than that described above contained in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 42.

      Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

                                                     Sincerely,

                                                     /s/ Anna C. Weigand
                                                     -------------------
                                                         Anna C. Weigand

Attachment
cc:      Paul M. Miller